LEASE LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF OPERATING LEASE LIABILITIES

As at	Total
Balance at December 31, 2022	$378,643
Interest expense	96,423
Additions	734,903
Lease payments	(423,410)
Foreign exchange translation	3,464
Balance at December 31, 2023	790,023
Interest expense	38,057
Lease payments	(205,746)
Foreign exchange translation	(3,812)
Balance at June 30, 2024	$618,522

Which consists of:

	June 30, 2024	December 31, 2023
Current lease liability	$264,036	$362,001
Non-current lease liability	354,486	428,022
Ending balance	$618,522	$790,023

SCHEDULE OF OPERATING MATURITY ANALYSIS
Maturity analysis	Total
Less than one year	$313,080
One to three years	308,582
Four to five years	93,387
Total undiscounted lease liabilities	715,049
Amount representing interest	(96,527)
$618,522